Allowance for credit losses on loans (Tables)	6 Months Ended
Sep. 30, 2021
Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment
Changes in Allowance for credit losses on loans by portfolio segment for the six months ended September 30, 2020 and 2021 are shown below:

	Corporate	Retail	Total

	(in millions of yen)
Six months ended September 30, 2020
Balance at beginning of period	413,026	27,829	440,855

April 1, 2020 adoption of CECL	77,514	78,241	155,755

Adjusted Balance at beginning of period	490,540	106,070	596,610

Provision (credit) for credit losses on loans	64,133	(11,051)	53,082

Charge-offs	(28,417)	(3,446)	(31,863)
Recoveries	5,260	479	5,739

Net charge-offs	(23,157)	(2,967)	(26,124)

Others (Note)	(997)	(45)	(1,042)

Balance at end of period	530,519	92,007	622,526

Six months ended September 30, 2021
Balance at beginning of period	562,470	88,379	650,849

Provision (credit) for credit losses on loans	49,695	(1,490)	48,205

Charge-offs	(38,473)	(2,423)	(40,896)
Recoveries	5,827	664	6,491

Net charge-offs	(32,646)	(1,759)	(34,405)

Others (Note)	579	—	579

Balance at end of period	580,098	85,130	665,228

Note: Others includes primarily foreign exchange translation.